Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 14—RELATED PARTY TRANSACTIONS

In addition to the related party transactions discussed above in Note 3 and 4 and below in note 15, Kennedy-Wilson engaged in the following related party transactions during the three and nine months ended September 30, 2011:

In May 2011, Kennedy-Wilson purchased an additional 24% (increasing its interest from 24% to 48%) interest in a condominium project in Northern California for $7.0 million from a related party fund.

During the nine months ended September 30, 2011, a noncontrolling entity comprised of Kennedy-Wilson executives co-invested $1.7 million with Kennedy-Wilson for the acquisition of new joint venture investments.

During the nine months ended September 30, 2011, a noncontrolling entity comprised of Kennedy-Wilson executives co-invested $0.7 million with Kennedy-Wilson to invest in the ordinary stock of the Bank of Ireland.

During the three and nine months ended September 30, 2011, the firm of Kulik, Gottesman & Mouton Ltd. was paid $27,000 and $203,000, respectively, for legal services provided by the firm and $7,000 and $24,000, respectively, for director's fees for Kent Mouton, a partner in the firm and a member of Kennedy-Wilson's board of directors. During the three and nine months ended September 30, 2010, Kulik, Gottesman & Mouton Ltd. was paid $58,000 and $178,000, respectively, for legal services provided by the firm and $9,000 and $36,000, respectively, for director's fees for Kent Mouton.

During the three and nine months ended September 30, 2011, the firm of Solomon, Winnett & Rosenfield was paid $52,000 and $144,000, respectively, for income tax services provided by the firm. Jerry Solomon, a partner in the firm and a member of Kennedy-Wilson's board of directors, was paid $7,000 and $24,000, respectively, for director's fees for the same period. During the three and nine months ended September 30, 2010, Solomon, Winnett & Rosenfield was paid $62,000 and $147,000, respectively, for income tax services provided by the firm. Jerry Solomon was paid $9,000 and $33,000, respectively, for director's fees for the same periods.

NOTE 16—RELATED PARTY TRANSACTIONS

In 2010, in connection with the acquisition of third-party partners' ownership interest in various joint venture investments, Kennedy-Wilson acquired the interests of various related party entities consisting of management and directors of Kennedy-Wilson for their net investments totaling $3.0 million.

During 2010, a noncontrolling entity comprised of Kennedy-Wilson executives co-invested $1.3 million with Kennedy-Wilson in the entity that invested in the venture that acquired a partial interest in KWR.

In 2010, Kennedy-Wilson sold a 50% ownership interest in Fairways and its entire 5% interest in another joint venture to KW Fund III in which it also has an ownership interest of 11.62% and is the general partner. The gain recognized on the sale of Fairways in the amount of $0.7 million is included in the accompanying consolidated statements of operations and comprehensive income (loss). The gain recognized on the sale of the 5% joint venture interest in the amount of $0.6 million is included in equity in income of joint ventures in the accompanying consolidated statements of operations and comprehensive income (loss). Gains on the sale of Fairways and the 5% joint venture interest were deferred in the amount of $0.2 million and are included in accrued expenses and other liabilities in the accompanying consolidated balance sheets.

In 2010, the firm of Kulik, Gottesman & Mouton Ltd. was paid $177,000 for legal services provided by the firm and $43,000 for director's fees for Kent Mouton, a partner in the firm and a member of Kennedy-Wilson's Board of Directors, respectively. For 2009, the amounts were $366,000 and $25,000, respectively. For 2008, the amounts were $286,000 and $30,000, respectively. For the year ended December 31, 2009, Mr. Mouton received a payment of $10,000 upon the termination of the 2009 Equity Participation Plan. (See Note 19)

The firm of Solomon, Winnett & Rosenfield was paid $234,000, $219,000, and $194,000 for income tax services provided by the firm during the years ended December 31, 2010, 2009, and 2008, respectively. Jerry Solomon is a partner in the firm and a member of Kennedy-Wilson's Board of Directors. For the years ended December 31, 2010, 2009, and 2008, Mr. Solomon was paid director's fees in the amounts of $40,000, $22,000, and $29,000, respectively. For the year ended December 31, 2009, Mr. Solomon received a payment of $10,000 upon the termination of the 2009 Equity Participation Plan. (See Note 19)

In 2009, Kennedy-Wilson sold its ownership interest in two consolidated land projects to KW Fund III in which it also had an ownership interest of 7.64%. The gains recognized on the sale of these two ownership interests totaled $946,000 and are included in the accompanying consolidated statements of operations and comprehensive income (loss). Gains on the sale of the joint venture interests were deferred in the amount of $44,000 and are included in accrued expenses and other liabilities in the accompanying consolidated balance sheets.

In 2008, Kennedy-Wilson sold its ownership interest in three joint venture investments to KW Fund III in which it also had an ownership interest of 7.64%. The gains recognized on the sale of these three ownership interests totaled $1,409,000 and are included in equity in income of joint ventures in the accompanying consolidated statements of operations and comprehensive income (loss). Gains on the sale of the joint venture interests were deferred in the amount of $56,000 and are included in accrued expenses and other liabilities in the accompanying consolidated balance sheets.

In 2009, Kennedy-Wilson entered into a seven-year lease with an affiliate of a shareholder for its corporate offices in Beverly Hills, California commencing in January 2010 . In 2010, Kennedy-Wilson amended the lease to provide for the rental of additional square footage. As of December 31, 2010, the future minimum lease payments under this agreement are as follows:

Year
2011	$1,206,000
2012	1,244,000
2013	1,282,000
2014	1,321,000
2015	1,361,000
Thereafter	1,403,000

Total minimum payments	$7,817,000

Rental expense under this arrangement totaled $986,000 for the year ended December 31, 2010.

Kennedy-Wilson received fees and other income from affiliates and entities in which Kennedy-Wilson holds ownership interests in the following amounts:

	Year ended December 31,
	2010	2009	2008
Property management and leasing fees	$12,417,000	$10,138,000	$8,380,000
Commissions	5,375,000	727,000	4,295,000
Sale of real estate	9,535,000	6,698,000	—

Total related party revenue	$27,327,000	$17,563,000	$12,675,000

In 2010, Kennedy-Wilson received reimbursement from KWR for payroll and services in the amount of $222,000 and $599,000, respectively. For 2009 and 2008, Kennedy-Wilson was paid $273,000 and $270,000, respectively, for payroll and $147,000 and $139,000, respectively, for consulting services.